Note 17. Stockholders' Equity (Stock-Based Compensation Expense Allocation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	$ 46.2	$ 29.7	$ 31.4
Cost of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	8.1	6.1	5.9
Marketing and Administration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	34.0	20.0	21.7
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	$ 4.1	$ 3.6	$ 3.8